Partners' Capital, Equity and Incentive Compensation Plans (Summary of Information About Awards Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Operating Partnership Awards Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	1,593,342
Operating Partnership Awards Outstanding [Member] | Class O Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	1,518,717
Remaining term of awards	1 year
Lower limit of exercise price	$ 20
Upper limit of exercise price	$ 25
Operating Partnership Awards Outstanding [Member] | Class Rs Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	74,625
Remaining term of awards	2 years
Lower limit of exercise price	$ 0
QTS Realty Trust, Inc. Awards Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	831,734
QTS Realty Trust, Inc. Awards Outstanding [Member] | Options to purchase Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	584,949
Remaining term of awards	2 years
Lower limit of exercise price	$ 21
Upper limit of exercise price	$ 28.82
QTS Realty Trust, Inc. Awards Outstanding [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	246,785
Remaining term of awards	3 years
Lower limit of exercise price	$ 0